UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX  January 30, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58
Form 13F Information Table Value Total:   $851618

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      218     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103     9818   114404 SH       SOLE                    50000             64404
American Int'l. Group          common           026874107     7825   109200 SH       SOLE                   108000              1200
Americredit Corp.              common           03060R101    51961  2064400 SH       SOLE                  1727000            337400
Anheuser Busch Co.             common           035229103    16234   329965 SH       SOLE                   238000             91965
Berkshire Hath Cl. A           common           084670108    17818      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     2834      773 SH       SOLE                                        773
Bristol Myers Squibb           common           110122108     6342   240951 SH       SOLE                   152000             88951
CBS Corporation Cl. B          common           124857202      889    28500 SH       SOLE                     1500             27000
Cadbury Schweppes              common           127209302     8053   187575 SH       SOLE                   180000              7575
Clorox                         common           189054109    17683   275646 SH       SOLE                   220000             55646
Coca-Cola Co.                  common           191216100   113988  2362450 SH       SOLE                  2148500            213950
Colgate Palmolive              common           194162103     6276    96200 SH       SOLE                    95000              1200
ConocoPhillips                 common           20825C104     2590    36000 SH       SOLE                     2000             34000
Discovery Holding A            common           25468Y107     6475   402451 SH       SOLE                   328560             73891
Equifax Inc.                   common           294429105     2607    64200 SH       SOLE                     4000             60200
Federal Home Loan              common           313400301    16591   244343 SH       SOLE                   147000             97343
Federal Nat'l Mtg.             common           313586109     4171    70230 SH       SOLE                    70000               230
First Data Corp.               common           319963104    23120   905951 SH       SOLE                   711250            194701
Furniture Brands Int'l         common           360921100     2610   160800 SH       SOLE                   153300              7500
Gannett Company                common           364730101      874    14460 SH       SOLE                                      14460
H&R Block                      common           093671105     6914   300100 SH       SOLE                   250000             50100
Henkel KGAA ADR                common           42550U109    16470   127193 SH       SOLE                   110879             16314
Henkel ORD                     common           005002465     9051    69900 SH       SOLE                    57900             12000
Home Depot                     common           437076102    10321   257000 SH       SOLE                   200500             56500
IMS Health                     common           449934108     2056    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100    14993  1224958 SH       SOLE                  1164321             60637
Johnson & Johnson              common           478160104    23914   362225 SH       SOLE                   301500             60725
Kinder Morgan Inc.             common           49455P101     2263    21400 SH       SOLE                     1500             19900
Kraft Foods, Inc.              common           50075n104    34288   960449 SH       SOLE                   860000            100449
Lancaster Colony Corp.         common           513847103    47053  1061906 SH       SOLE                   962308             99598
Leucadia Nat'l Corp.           common           527288104     3705   131400 SH       SOLE                     6000            125400
Liberty Media Cap. A           common           53071M302    36860   376198 SH       SOLE                   320380             55818
Liberty Media Int. A           common           53071M104    36810  1706535 SH       SOLE                  1476000            230535
MBIA Inc.                      common           55262C100     2992    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     1934    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104     1229     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     4720   153950 SH       SOLE                    83000             70950
Microsoft Corp.                common           594918104    69525  2328370 SH       SOLE                  2022750            305620
PepsiCo Inc.                   common           713448108    42241   675320 SH       SOLE                   660700             14620
Pfizer Inc.                    common           717081103    29984  1157699 SH       SOLE                   963000            194699
Procter & Gamble Co.           common           742718109     2477    38547 SH       SOLE                                      38547
Quanta Cap. Holdings           common           G7313F106     4919  2287700 SH       SOLE                  2200000             87700
TJX Co.                        common           872540109     2307    80900 SH       SOLE                     4000             76900
Torchmark Corp.                common           891027104      912    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      246     8000 SH       SOLE                                       8000
Tyco Int'l LTD                 common           902124106    27711   911551 SH       SOLE                   706000            205551
U.S. Bancorp                   common           902973304     6331   174938 SH       SOLE                   150000             24938
Unilever NV (NEW)              common           904784709    11340   416153 SH       SOLE                   390000             26153
United Parcel Service          common           911312106     2557    34108 SH       SOLE                     2000             32108
Viacom Inc. Cl. B              common           92553P201    15464   376900 SH       SOLE                   347900             29000
Wal Mart Stores Inc.           common           931142103    21518   465951 SH       SOLE                   379300             86651
Washington Mutual              common           939322103     1820    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     3119     6780 SH       SOLE                                       6780
Western Union Co.              common           959802109     4063   181201 SH       SOLE                     3000            178201
Wm. Wrigley Jr. Co.            common           982526105    20913   404350 SH       SOLE                   394250             10100
Wyeth                          common           983024100      204     4000 SH       SOLE                                       4000
eBay Inc.                      common           278642103     9415   313100 SH       SOLE                   310000              3100